EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
19.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees and executive officers in Macau, Hong Kong, the Philippines and certain other jurisdictions.

Employees

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits. The obligation of the Group with respect to the SSF Scheme operated by the Macau Government is to make the required contributions under the scheme.

The Group provided option for its qualifying employees in Macau to participate in voluntary defined contribution schemes (the “Macau Schemes”) operated by the Group in Macau. The Group contributes a fixed percentage of the eligible employees’ base salaries or fixed amount to the Macau Schemes. The Group’s contributions to the Macau Schemes are vested to employees in accordance to a vesting schedule with full vesting in 10 years from date of employment. The Macau Schemes were established under trust with the assets of the funds held separately from those of the Group by independent trustees in Macau.

Hong Kong

Employees employed by the Group in Hong Kong and certain employees employed by the Group in other jurisdictions are members of Mandatory Provident Fund Scheme (the “MPF Scheme”) operated by the Group in Hong Kong. The Group is required to contribute a fixed percentage of the employee’s base salaries to the MPF Scheme, which included the Group’s mandatory portion. The excess of contributions over the Group’s mandatory portion are treated as the Group’s voluntary contribution and are vested to the employee in accordance to a vesting schedule with full vesting in 10 years from date of employment. The Group’s mandatory contributions to the MPF Scheme are fully and immediately vested to the employee once they are paid. The MPF Scheme was established under trust with the assets of the funds held separately from those of the Group by an independent trustee in Hong Kong.

The Philippines

Employees employed by MCP Group in the Philippines are members of government-managed Social Security System Scheme (the “SSS Scheme”) operated by the Philippine Government and MCP Group is required to pay at a certain percentage of the employees’ relevant income and met the minimum mandatory requirements of the SSS Scheme to fund the benefits. The only obligation of MCP Group with respect to the SSS Scheme operated by the Philippine Government is to make the required contributions under the scheme.

Other Jurisdictions

The Group’s subsidiaries in certain other jurisdictions operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ payroll and met the minimum mandatory requirements.

Executive Officers

Executive officers employed by the Group are members of the MPF Scheme operated by the Group in Hong Kong. The Group is required to contribute a fixed percentage of the executive officers’ base salaries to the MPF scheme, which included the Group’s mandatory portion. The excess of contributions over the Group’s mandatory portion are treated as the Group’s voluntary contribution and are vested to the executive officers in accordance to a vesting schedule with full vesting in 10 years from date of employment. The Group’s mandatory contributions to the MPF scheme are fully and immediately vested to the executive officer once they are paid. The MPF was established under trust with the assets of the funds held separately from those of the Group by an independent trustee in Hong Kong.

During the years ended December 31, 2014, 2013 and 2012, the Group’s contributions into the defined contribution plans were $14,823, $8,522 and $5,303, respectively.